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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Longacre Fund Management, LLC
Address:          810 Seventh Avenue 33rd Floor, New York, NY 10019

Form 13F File Number: 28-13304

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Vladimir Jelisavcic
Title:   Manager
Phone:   212-259-4300

Signature, Place, and Date of Signing:

/s/ Vladimir Jelisavcic          New York, New York             August 14, 2009
------------------------       ----------------------          -----------------
    [Signature]                    [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                       1
                                                                         -

Form 13F Information Table Entry Total:                                 12
                                                                        --

Form 13F Information Table Value Total:                            $16,878
                                                                ----------
                                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    NO.             FORM 13F FILE NUMBER               NAME
    --------        ---------------------------        ------------------

    1                                                  LSE Fund Management, LLC

                                          Longacre Fund Management, LLC
                                           Form 13F Information Table
        q                                 Quarter ended: June 30, 2009


                                                                                  INVESTMENT DISCRETION         VOTING AUTHORITY

                                                  FAIR MARKET
                                                     VALUE     SHARES OR
                            TITLE OF      CUSIP       (IN      PRINCIPAL SH/ PUT/      SHARED- SHARED- OTHER
ISSUER                       CLASS        NUMBER   THOUSANDS)    AMOUNT  PRN CALL SOLE DEFINED OTHER  MANAGERS**  SOLE  SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
ALPHA NATURAL RESOURCES
INC                           COM        02076X102    $780       29,700  SH         X                              X
-----------------------------------------------------------------------------------------------------------------------------------
CASH AMER INTL INC            COM        14754D100    $1,112     47,526  SH         X                              X
-----------------------------------------------------------------------------------------------------------------------------------
CERNER CORP                   COM        156782104    $586        9,400  SH         X                              X
-----------------------------------------------------------------------------------------------------------------------------------
EOG RES INC                   COM        26875P101    $1,019     15,000  SH         X                              X
-----------------------------------------------------------------------------------------------------------------------------------
EXIDE TECHNOLOGIES            COM NEW    302051206    $300       80,500  SH         X                              X
-----------------------------------------------------------------------------------------------------------------------------------
GREAT LAKES DREDGE & DOCK
CO                            COM        390607109    $303       63,443  SH         X                              X
-----------------------------------------------------------------------------------------------------------------------------------
KBR INC                       COM        48242W106    $603       32,700  SH         X                              X
-----------------------------------------------------------------------------------------------------------------------------------
LORILLARD INC                 COM        544147101    $1,188     17,530  SH         X                              X
-----------------------------------------------------------------------------------------------------------------------------------
SPDR GOLD TRUST               GOLD SHS   78463V107    $10,987   120,500  SH         X                              X
-----------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                               $16,878
(in thousands)
